Description of Organization and Business Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Description of Organization and Business Operations [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Melar Acquisition Corp. I (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on March 11, 2024. The Company was incorporated for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (the “Business Combination”).

As of June 30, 2026, the Company had not commenced any operations. All activity for the period from March 11, 2024 (inception) through June 30, 2026 relates to the Company’s formation and the Initial Public Offering (as defined below), and subsequent to the Initial Public Offering, identifying a target company for and consummating a Business Combination, including the Everli Business Combination (as defined and described below). The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of dividends and interest income on marketable securities and cash held in the Trust Account (as defined below) and interest income on the Everli Note (as defined below) (see Note 2).

The Company’s sponsor is Melar Acquisition Sponsor I LLC, a Delaware limited liability Company (the “Sponsor”).

On June 20, 2024, the Company consummated the initial public offering of 16,000,000 units of the Company at $10.00 per unit (the “Units”), which included the partial exercise by the several underwriters (the “Underwriters”) of their over-allotment option (the “Over-Allotment Option”) in the amount of 1,000,000 Units (the “Option Units”), at $10.00 per Unit, generating gross proceeds of $160,000,000 (the “Initial Public Offering”), which is discussed in Note 3. Each Unit consists of one Class A ordinary share, par value $0.0001 per share, of the Company (the “Class A Ordinary Shares” and with respect to the Class A Ordinary Shares included in the Units, the “Public Shares”) and one-half of one redeemable warrant of the Company (the “Public Warrants”).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of an aggregate of 5,000,000 warrants (the “Private Placement Warrants,” and together with the Public Warrants, the “Warrants”) at a price of $1.00 per Private Placement Warrant, in a private placement to (i) the Sponsor and (ii) Cohen & Company Capital Markets, a division of Cohen & Company Securities (“CCM”) and Seaport Global Securities LLC (“Seaport,” together with CCM, the “Representatives”), as representatives of the Underwriters, generating gross proceeds of $5,000,000 (the “Private Placement”), which is described in Note 4. Each whole Warrant entitles the holder to purchase one Class A Ordinary Share at a price of $11.50 per share.

The Company’s management (“Management”) has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the Private Placement, although substantially all of the net proceeds are intended to be generally applied toward consummating a Business Combination (less the Deferred Fee (as defined below) and taxes payable, if any).

The Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the net balance in the Trust Account (excluding the amount of the Deferred Fee held and taxes payable on the income earned on the Trust Account, if any) at the time of the signing of an agreement to enter into a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.

Following the closing of the Initial Public Offering, on June 20, 2024, an amount of $160,000,000 ($10.00 per Unit) from both the net proceeds of the Initial Public Offering and a portion of the net proceeds from the Private Placement was placed in a trust account (the “Trust Account”) located in the United States, with Continental Stock Transfer & Trust Company (“Continental”) acting as trustee and are initially held in cash, including in demand deposit accounts at a bank, or invested in U.S. Department of the Treasury (“Treasury”) obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, that invest only in direct Treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended Business Combination. To mitigate the risk that the Company might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that the Company holds investments in the Trust Account, the Company may, at any time (based on Management’s ongoing assessment of all factors related to the potential status of the Company under the Investment Company Act), instruct Continental to liquidate the investments held in the Trust Account and instead to hold the funds in the Trust Account in cash or in an interest-bearing demand deposit account at a bank.

Except with respect to dividends and interest earned on the funds held in the Trust Account that may be released to the Company for taxes payable, if any, the proceeds from the Initial Public Offering and the Private Placement will not be released from the Trust Account until the earliest of (i) the completion of the initial Business Combination, (ii) the redemption of the Public Shares if the Company is unable to complete the initial Business Combination by December 20, 2026 (as may be further extended by shareholder approval to amend the Company’s amended and restated memorandum and articles of association (the “Amended and Restated Articles”) to extend the date by which the Company must consummate an initial Business Combination) or by such earlier liquidation date as the Company’s board of directors may approve (the “Combination Period”)), subject to applicable law, or (iii) the redemption of the Public Shares properly submitted in connection with a shareholder vote to amend the Amended and Restated Articles to modify (x) the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Public Shares if the Company has not consummated an initial Business Combination within the Combination Period or (y) any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the holders of the Public Shares (the “Public Shareholders”).

The Company will provide the Public Shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or against, the Company’s initial Business Combination, all or a portion of their Public Shares upon the completion of the initial Business Combination either (i) in connection with a general meeting called to approve the initial Business Combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account (less taxes payable, if any), divided by the number of then outstanding Public Shares, subject to the limitations of applicable law and the Amended and Restated Articles. As of June 30, 2026, the amount of the Trust Account was approximately $10.93 per Public Share.

The Ordinary Shares (as defined in Note 2) subject to redemption were recorded at a redemption value and classified as temporary equity at the completion of the Initial Public Offering, in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity” (“ASC 480”).

The Company has only the duration of the Combination Period to complete the initial Business Combination. However, if the Company is unable to complete its initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible, but not more than ten business days thereafter (and subject to lawfully available funds therefor), redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (which interest shall be net of taxes payable, if any, and up to $100,000 of interest to pay dissolution expenses), divided by the number of then-outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, liquidate and dissolve, subject in each case to obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor and the Company’s officers and directors have entered into a letter agreement with the Company, dated June 17, 2024 (as amended, the “Letter Agreement”), pursuant to which they have agreed to (i) waive their redemption rights with respect to their Founder Shares (as defined in Note 5) and Public Shares in connection with (x) the completion of the initial Business Combination or an earlier redemption in connection with the commencement of the procedures to consummate the initial Business Combination if the Company determines it is desirable to facilitate the completion of the initial Business Combination and (y) a shareholder vote to approve an amendment to the Amended and Restated Articles to modify (1) the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Public Shares if the Company has not consummated an initial Business Combination within the Combination Period or (2) any other material provisions relating to shareholders’ rights or pre-initial Business Combination; (ii) waive their redemption rights with respect to their Founder Shares and Public Shares in connection with a shareholder vote to approve an amendment to the Amended and Restated Articles; (iii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares if the Company fails to complete the initial Business Combination within the Combination Period, although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete the initial Business Combination within the Combination Period and to liquidating distributions from assets outside the Trust Account; and (iv) vote any Founder Shares held by them and any Public Shares purchased during or after the Initial Public Offering (including in open market and privately-negotiated transactions) in favor of the initial Business Combination.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the Trust Account assets, less income taxes payable, provided that such liability will not apply to any claims by a third party (other than the Company’s independent registered public accounting firm) or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations, and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, there can be no assurance that the Sponsor will be able to satisfy those obligations.

Shareholders Meeting

On June 16, 2026, the Company held an extraordinary general meeting of shareholders in lieu of an annual general meeting of shareholders (the “June 2026 Meeting”). At the June 2026 Meeting, the Company’s shareholders approved, among other things, an amendment to the Amended and Restated Articles to extend the end of the Combination Period on a monthly basis up to six (6) times, from June 20, 2026 through December 20, 2026, or such earlier date as determined by the Company’s board of directors (“Extension Amendment Proposal”).

In connection with the votes to approve the Extension Amendment Proposal, the holders of 12,076,077 Public Shares properly exercised their right to redeem such shares for cash at a redemption price of approximately $10.89 per share, for an aggregate redemption amount of approximately $131.5 million (the “Meeting Redemptions”). Following the Meeting Redemptions, there are 3,923,923 Public Shares issued and outstanding.

Trust Account Contribution

In association with the approval of the Extension Amendment Proposal, the Sponsor or its designee has agreed to contribute to the Trust Account on a monthly basis the lesser of (x) $80,000 or (y) $0.02 for each Public Share that is not redeemed. Based on the 3,923,923 Public Shares that remain outstanding after the Meeting Redemptions, the monthly contribution amount is $78,478.46. In association with the Extension Amendment Proposal, as of the date of this filing, the Company’s designee, Everli (as defined below), has deposited $78,478 to extend the Combination Period to August 20, 2026.

Everli Business Combination

On July 30, 2025, the Company entered into an Agreement and Plan of Merger, as amended on October 2, 2025 (as it may be further amended, supplemented and/or restated from time to time, the “Everli Merger Agreement”) with (i) MAC I Merger Sub Inc., a Nevada corporation and a wholly-owned subsidiary of the Company (“Merger Sub”), (ii) Everli Global Inc., a Nevada corporation (together with its successors, “Everli”), (iii) the Sponsor, in the capacity as the representative from and after the effective time of the Merger (as defined below) for the shareholders of the Company (other than the Escrowed Seller (as defined below) and his successors and assigns) in accordance with the terms and conditions of the Everli Merger Agreement, and (iv) Salvatore Palella (the “Escrowed Seller”). Pursuant to the Everli Merger Agreement, subject to the terms and conditions set forth therein, upon the consummation of the transactions contemplated thereby (the “Closing”), (a) the Company shall de-register from the Register of Companies in the Cayman Islands by way of continuation out of the Cayman Islands and into the State of Nevada and domesticate as a Nevada corporation (the “Domestication”) and (b) then Merger Sub will merge with and into Everli (the “Merger” and together with the Domestication and the other transactions contemplated by the Everli Merger Agreement, the “Everli Business Combination”), with Everli continuing as the surviving entity and a wholly owned subsidiary of the Company, with Everli’s equity holders receiving shares of common stock of the Company and with certain stockholders of Everli receiving super-voting stock of the Company in exchange for their existing super-voting stock of Everli. The pre-money equity value of Everli in the Everli Business Combination is $180 million (subject to increase for certain financings consummated by Everli prior to the Closing). For more information regarding the Everli Business Combination, refer to the Company’s Current Reports on Form 8-K filed with the SEC on July 31, 2025, August 5, 2025, October 3, 2025, October 24, 2025, December 8, 2025 and January 29, 2026 and the other filings the Company and Everli may make from time to time with the SEC.

Working Capital Loan

On June 11, 2026, the Company issued a promissory note (the “WCL Note”) in the aggregate principal amount of up to $1,500,000 to the Sponsor for working capital purposes (the “Working Capital Loan”). The Working Capital Loan is interest bearing at 17.5% per annum and is repayable in full upon the earlier of (i) the date on which the Company consummates its initial Business Combination and (ii) the date of liquidation of the Company. If, prior to the Business Combination, the principal balance of the Working Capital Loan has not been paid in full, then, at the Sponsor’s option and subject to certain conditions, up to $1,500,000 of the unpaid principal amount of the Working Capital Loan may be converted into warrants of the Company (the “Conversion Warrant”) to purchase Class A Ordinary Shares at a conversion price of $1.00 per Conversion Warrant. The Conversion Warrants shall be identical to the Warrants issued by the Company in the Private Placement. The Conversion Warrants and their underlying securities are entitled to the registration rights set forth in the Working Capital Loan.

The embedded conversion option was analyzed for its accounting implications. As such, management determined the embedded conversion feature was not required to be bifurcated.

Founder Shares Conversion

On June 11, 2026, the Company issued an aggregate of 5,621,621 Class A Ordinary Shares to the Sponsor upon the conversion (the “Founder Shares Conversion”) of an equal number of Class B Ordinary Shares held by the Sponsor. The Class A Ordinary Shares issued in connection with the Founder Shares Conversion are subject to the same restrictions applicable to the Class B Ordinary Shares prior to the Founder Shares Conversion, including, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an initial Business Combination.

Liquidity, Capital Resources and Going Concern

As of June 30, 2026, the Company had $2,068 in its operating bank account and a working capital deficit of $1,766,855.

The Company has until December 20, 2026 to consummate the initial Business Combination (assuming no further extensions). If the Company does not complete a Business Combination within the Combination Period, the Company will trigger an automatic winding up, dissolution and liquidation pursuant to the terms of the Amended and Restated Articles. In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC Topic 205-40, “Presentation of Financial Statements-Going Concern,” the Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. The working capital deficit and the expectation of significant future costs raises substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the accompanying unaudited condensed consolidated financial statements are issued. Additionally, Management has determined that the mandatory liquidation and subsequent dissolution, should the Company be unable to complete a Business Combination by the end of the Combination Period, raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after December 20, 2026. Management plans to address this uncertainty through the closing of its proposed Business Combination. There is no assurance that the Company’s plans to consummate a Business Combination will be successful within the Combination Period. The accompanying unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Melar Acquisition Corp. I (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on March 11, 2024. The Company was incorporated for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (the “Business Combination”).

As of December 31, 2025, the Company had not commenced any operations. All activity for the period from March 11, 2024 (inception) through December 31, 2025 relates to the Company’s formation and the Initial Public Offering (as defined below), and subsequent to the Initial Public Offering, identifying a target company for and consummating a Business Combination, including the Everli Business Combination (as defined and described below). The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of dividends and interest income on marketable securities and cash held in the Trust Account (as defined below) and interest income on the Everli Note (as defined below) (see Note 2). The Company has selected December 31 as its fiscal year end.

The Company’s sponsor is Melar Acquisition Sponsor I LLC, a Delaware limited liability Company (the “Sponsor”).

The Registration Statement on Form S-1 for the Initial Public Offering, initially filed with the U.S. Securities and Exchange Commission (the “SEC”) on May 31, 2024, as amended (File No. 333-279899), was declared effective on June 17, 2024 (the “IPO Registration Statement”). On June 20, 2024, the Company consummated the initial public offering of 16,000,000 units of the Company at $10.00 per unit (the “Units”), which included the partial exercise by the several underwriters of the Initial Public Offering (the “Underwriters”) of their over-allotment option (the “Over-Allotment Option”) in the amount of 1,000,000 Units (the “Option Units”), at $10.00 per Unit, generating gross proceeds of $160,000,000 (the “Initial Public Offering”), which is discussed in Note 3. Each Unit consists of one Class A ordinary share, par value $0.0001 per share, of the Company (the “Class A Ordinary Shares” and with respect to the Class A Ordinary Shares included in the Units, the “Public Shares”) and one-half of one redeemable warrant of the Company (the “Public Warrants”).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of an aggregate of 5,000,000 warrants (the “Private Placement Warrants,” and together with the Public Warrants, the “Warrants”) at a price of $1.00 per Private Placement Warrant, in a private placement to (i) the Sponsor, (ii) Cohen & Company Capital Markets, a division of Cohen & Company Securities (“CCM”) and Seaport Global Securities LLC (“Seaport,” together with CCM, the “Representatives”), as representatives of the Underwriters, generating gross proceeds of $5,000,000 (the “Private Placement”), which is described in Note 4. Each whole Warrant entitles the holder to purchase one Class A Ordinary Share at a price of $11.50 per share.

Transaction costs amounted to $10,184,856, consisting of $3,000,000 of cash underwriting fee, the Deferred Fee (as defined in Note 6) of $6,600,000, and $584,856 of other offering costs.

The Company’s management (“Management”) has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the Private Placement, although substantially all of the net proceeds are intended to be generally applied toward consummating a Business Combination (less the Deferred Fee and taxes payable, if any).

The Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the net balance in the Trust Account (excluding the amount of the Deferred Fee held and taxes payable on the income earned on the Trust Account, if any) at the time of the signing of an agreement to enter into a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.

Following the closing of the Initial Public Offering, on June 20, 2024, an amount of $160,000,000 ($10.00 per Unit) from both the net proceeds of the Initial Public Offering and a portion of the net proceeds from the Private Placement was placed in a trust account (the “Trust Account”) located in the United States, with Continental Stock Transfer & Trust Company (“Continental”) acting as trustee and are initially held in cash, including in demand deposit accounts at a bank, or invested in U.S. Department of the Treasury (“Treasury”) obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, that invest only in direct Treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended Business Combination. To mitigate the risk that the Company might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that the Company holds investments in the Trust Account, the Company may, at any time (based on Management’s ongoing assessment of all factors related to the potential status of the Company under the Investment Company Act), instruct Continental to liquidate the investments held in the Trust Account and instead to hold the funds in the Trust Account in cash or in an interest-bearing demand deposit account at a bank.

Except with respect to dividends and interest earned on the funds held in the Trust Account that may be released to the Company for taxes payable, if any, the proceeds from the Initial Public Offering and the Private Placement will not be released from the Trust Account until the earliest of (i) the completion of the initial Business Combination, (ii) the redemption of the Public Shares if the Company is unable to complete the initial Business Combination by June 20, 2026 (as may be extended by shareholder approval to amend the Company’s amended and restated memorandum and articles of association (the “Amended and Restated Articles”) to extend the date by which the Company must consummate an initial Business Combination) or by such earlier liquidation date as the Company’s board of directors may approve (the “Combination Period”)), subject to applicable law, or (iii) the redemption of the Public Shares properly submitted in connection with a shareholder vote to amend the Amended and Restated Articles to modify (x) the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Public Shares if the Company has not consummated an initial Business Combination within the Combination Period or (y) any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the holders of the Public Shares (the “Public Shareholders”).

The Company will provide the Public Shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or against, the Company’s initial Business Combination, all or a portion of their Public Shares upon the completion of the initial Business Combination either (i) in connection with a general meeting called to approve the initial Business Combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account (less taxes payable, if any), divided by the number of then outstanding Public Shares, subject to the limitations of applicable law and the Amended and Restated Articles. As of December 31, 2025, the amount of the Trust Account was $10.71 per Public Share.

The Ordinary Shares (as defined in Note 2) subject to redemption were recorded at a redemption value and classified as temporary equity at the completion of the Initial Public Offering, in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity” (“ASC 480”). In such case, if the Company seeks shareholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination.

The Company has only the duration of the Combination Period to complete the initial Business Combination. However, if the Company is unable to complete its initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible, but not more than ten business days thereafter (and subject to lawfully available funds therefor), redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (which interest shall be net of taxes payable, if any, and up to $100,000 of interest to pay dissolution expenses), divided by the number of then-outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, liquidate and dissolve, subject in each case to obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor and the Company’s officers and directors have entered into a letter agreement with the Company, dated June 17, 2024 (as amended, the “Letter Agreement”), pursuant to which they have agreed to (i) waive their redemption rights with respect to their Founder Shares (as defined in Note 5) and Public Shares in connection with (x) the completion of the initial Business Combination or an earlier redemption in connection with the commencement of the procedures to consummate the initial Business Combination if the Company determines it is desirable to facilitate the completion of the initial Business Combination and (y) a shareholder vote to approve an amendment to the Amended and Restated Articles to modify (1) the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Public Shares if the Company has not consummated an initial Business Combination within the Combination Period or (2) any other material provisions relating to shareholders’ rights or pre-initial Business Combination; (ii) waive their redemption rights with respect to their Founder Shares and Public Shares in connection with a shareholder vote to approve an amendment to the Amended and Restated Articles; (iii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares if the Company fails to complete the initial Business Combination within the Combination Period, although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete the initial Business Combination within the Combination Period and to liquidating distributions from assets outside the Trust Account; and (iv) vote any Founder Shares held by them and any Public Shares purchased during or after the Initial Public Offering (including in open market and privately-negotiated transactions) in favor of the initial Business Combination.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent public accountants) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the Trust Account assets, less income taxes payable, provided that such liability will not apply to any claims by a third party (other than the Company’s independent public accountants) or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations, and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, there can be no assurance that the Sponsor will be able to satisfy those obligations.

Everli Proposed Business Combination

On July 30, 2025, the Company entered into an Agreement and Plan of Merger, as amended on October 2, 2025 (as it may be further amended, supplemented and/or restated from time to time, the “Everli Merger Agreement”) with (i) MAC I Merger Sub Inc., a Nevada corporation and a wholly-owned subsidiary of the Company (“Merger Sub”), (ii) Everli Global Inc., a Nevada corporation (together with its successors, “Everli”), (iii) the Sponsor, in the capacity as the representative from and after the effective time of the Merger (as defined below) for the shareholders of the Company (other than the Escrowed Seller (as defined below) and his successors and assigns) in accordance with the terms and conditions of the Everli Merger Agreement, and (iv) Salvatore Palella (the “Escrowed Seller”). Pursuant to the Everli Merger Agreement, subject to the terms and conditions set forth therein, upon the consummation of the transactions contemplated thereby (the “Closing”), (a) the Company shall de-register from the Register of Companies in the Cayman Islands by way of continuation out of the Cayman Islands and into the State of Nevada and domesticate as a Nevada corporation (the “Domestication”) and (b) then Merger Sub will merge with and into Everli (the “Merger” and together with the Domestication and the other transactions contemplated by the Merger Agreement, the “Everli Business Combination”), with Everli continuing as the surviving entity and a wholly owned subsidiary of the Company, with Everli’s equity holders receiving shares of common stock of the Company and with certain stockholders of Everli receiving super-voting stock of the Company in exchange for their existing super-voting stock of Everli. The pre-money equity value of Everli in the Everli Business Combination is $180 million (subject to increase for certain financings consummated by Everli prior to the Closing). For more information regarding the Everli Business Combination, refer to the Company’s Current Reports on Form 8-K filed with the SEC on July 31, 2025, August 5, 2025, October 3, 2025, October 24, 2025, December 8, 2025 and January 29, 2026 and the other filings the Company and Everli may make from time to time with the SEC (see Note 10).

Liquidity, Capital Resources and Going Concern

As of December 31, 2025, the Company had $32,075 in its operating bank account and a working capital deficit of $386,183.

The Company has until June 20, 2026, to consummate the initial Business Combination (assuming no extensions). If the Company does not complete a Business Combination within the Combination Period, the Company will trigger an automatic winding up, dissolution and liquidation pursuant to the terms of the Amended and Restated Articles. In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC Topic 205-40, “Presentation of Financial Statements-Going Concern,” the Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. The working capital deficit and the expectation of significant future costs raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the accompanying consolidated financial statements are issued. Additionally, Management has determined that the mandatory liquidation and subsequent dissolution, should the Company be unable to complete a Business Combination by the end of the Combination Period, raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after June 20, 2026. Management plans to address this uncertainty through the closing of its proposed Business Combination. There is no assurance that the Company’s plans to consummate a Business Combination will be successful within the Combination Period. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.